NOTES PAYABLE - Schedule of Unamortized Debt Discount (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Note payable, net	$ 250,000	$ 500,000
E-6
Note payable	143,929
Less unamortized debt discount	(31,909)
Note payable, net	$ 112,020